Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	$ 134	$ 78
Work in process and raw materials	1,155	1,083
Total	$ 1,289	$ 1,161